Related party and employee transactions	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related party and employee transactions

10. Related party and employee transactions

(a) Amounts due from related parties

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
Beijing Starry Sky Cinema Co., Ltd.	17,731,875	20,559,007
Beijing Aijieli Technology Development Co., Ltd.	—	1,327,623
Beijing Ruizhuo Xitou Technology Development Co., Ltd.	—	1,218,001
Beijing Ruizhuo Xichuang Technology Development Co., Ltd.	—	1,479,316
	17,731,875	24,583,947

As of December 31, 2016, the balance due from Beijing Starry Sky Cinema Co., Ltd. is related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

As of June 30, 2017, the balance due from Beijing Starry Sky Cinema Co., Ltd., Beijing Aijieli Technology Development Co., Ltd., Beijing Ruizhuo Xitou Technology Development Co., Ltd. and Beijing Ruizhuo Xichuang Technology Development Co., Ltd. are related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

(b) Amounts due from employees

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
Advances to employees	620,462	1,482,166

The balance represents cash advances to employees for traveling expenses and other expenses. These balances are unsecured, bear no interest and have no fixed payment terms.

(c) Amounts due to related parties

	December 31,	June 30,
	2016	2017
	US$	US$
	(Audited)	(Unaudited)
Shenzhen Pingjia Investment Management Co., Ltd.-current	66,229,724	69,307,495
Xinzheng Meihang Network Technology Co., Ltd.-non current	—	1,542,922

Total	66,229,724	70,850,417

Shenzhen Pingjia Investment Management Co., Ltd. (“Shenzhen Pingjia”) is the non-controlling interest shareholder of Zhengzhou Xinnan, one of the Company’s subsidiaries. As of December 31, 2016, Shenzhen Pingjia advanced US$63,572,149 of working capital funds to Zhengzhou Xinnan that is expected to be repaid in one year. Of the amount advanced, US$24,086,781 was in the form of an unsecured interest bearing loan at an annual rate of 12%, which has no fixed payment terms, and bears accrued interest amounting US$2,657,575 as of December 31, 2016. The remaining advances were unsecured and bore no interest. As of June 30, 2017, Shenzhen Pingjia advanced US$65,098,016 of working capital funds to Zhengzhou Xinnan that is expected to be repaid in one year. Of the amount advanced, US$24,664,915 was in the form of an unsecured interest bearing loan at an annual rate of 12%, which has no fixed payment terms, and bears accrued interest amounting US$4,209,479 as of June 30, 2017. The remaining advances were unsecured and bore no interest.

Xinzheng Meihang Network Technology Co., Ltd. (“Meihang”) is the non-controlling interest shareholder of Zhengzhou Hangmei, one of the Company’s subsidiaries. As of June 30, 2017, Meihang advanced US$1,333,221 of working capital funds to Zhengzhou Hangmei. Of the amount advanced, US$1,333,221 was in the form of an unsecured interest bearing loan, which has a three year payment terms, and bears interest at 10%. Accrued interest amounted to US$209,701 as of June 30, 2017.

(d) Others

On June 28, 2016, the Group sold 6% of its equity interest in Xinyuan Service to key management personnel for US$506,696, which was based on an appraised value by an independent valuer.

On June 15, 2017, Xinyuan (China) Real Estate, Ltd. (“Xinyuan China”), the Group’s related parties, and a third party signed a partnership agreement to form a limited partnership, Beijing Future Xinruifeng Science and Technology Development Center (Limited Partnership) (“Xinruifeng”). The related parties that are partners of Xinruifeng comprise of (i) senior management members; and (ii) Beijing Xinyuan Future Investment Management Co., Ltd. (“Xinyuan Future”), which is also owned by one senior management member of the Company. The third party and the related parties are general partners of Xinruifeng whereas Xinyuan China is a limited partner.

Pursuant to the framework agreement signed in June 2017 by Xinruifeng and Xinyuan China, both parties agreed to invest a total of RMB30 million in Beijing Ruizhuo Xitou Technology Development Co., Ltd. (“Xitou”), a company owned by senior management members of the Company. After the completion of the arrangement, Xinruifeng and Xinyuan China will own 66.67% and 33.33% equity interest of Xitou, respectively. The arrangement will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Xitou for nil consideration (“Step one”); and 2) Xinruifeng will inject a capital of RMB20 million and acquire 66.67% equity interest of Xitou, and Xinyuan China will invest RMB10 million and obtain 33.33% of equity interest of Xitou(“Step two”). These two steps are inseparable and the acquisition of Xitou will be completed only after both of these two steps are completed. As of June 30, 2017, Step two is still in process. Considering Step one and Step two were entered into at the same time and in contemplation of one another, the Xitou transaction is not considered completed for accounting purposes.

Pursuant to the framework agreement signed in June 2017 by Beijing Future Xinhujin Science and Technology Development Center (Limited Partnership) (“Xinhujin”), owned by a senior management member of the Company, and Xinyuan China, both parties agreed to invest a total of RMB30 million in Beijing Ruizhuo Xichuang Technology Development Co., Ltd. (“Xichuang”), a company owned by senior management members of the Company. After the completion of the arrangement, Xinhujin and Xinyuan China will own 66.67% and 33.33% equity interest of Xichuang, respectively. The arrangement will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Xichuang for nil consideration (“Step one”); and 2) Xinhujin will inject capital of RMB20 million to Xichuang and acquire 66.67% equity interest of Xichuang, and Xinyuan China will invest RMB10 million and obtain 33.33% of equity interest of Xichuang (“Step two”). These two steps are inseparable and the acquisition of Xichuang will be completed only after both of these two steps are completed. As of June 30, 2017, the Xichuang transaction has not been completed since Step two is still in process. Considering both Step one and Step two were entered into at the same time and in contemplation of one another, the Xichuang transaction is not considered completed for accounting purposes.

Pursuant to the framework agreement signed in June 2017 by Beijing Future Xinzhihui Science and Technology Development Center (Limited Partnership) (“Xinzhihui”), owned by a senior management member of the Company, and Xinyuan China, both parties agreed to invest a total of RMB40 million in Beijing Aijieli Technology Development Co., Ltd. (“Aijieli”), a company owned by senior management of the Company. After the completion of the arrangement, Xinzhihui and Xinyuan China will own 75% and 25% equity interest of Aijieli, respectively. The acquisition will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Aijieli for nil consideration (“Step one”); and 2) Xinzhihui will inject a capital of RMB30 million and acquire 75% equity interest of Aijieli, and Xinyuan China will invest RMB10 million and obtain 25% of equity interest of Aijieli (“Step two”). These two steps are inseparable and the acquisition of Aijieli will be completed only after both of these two steps are completed. As of June 30, 2017, the Aijieli transaction has not been completed since Step two is still in process. Considering both Step one and Step two were entered into at the same time and in contemplation of one another, the Aijieli transaction is not considered completed for accounting purposes.

All other related party transactions have been disclosed in Notes 1, 2a) and 13.